Loans, Allowance For Loan Losses And Credit Quality	12 Months Ended
Dec. 31, 2011
Loans, Allowance for Loan Losses and Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
(4)	Loans, Allowance for Loan Losses and Credit Quality

A summary of loans at December 31, 2011 and 2010 follows:

	2011	2010

Real estate loans:
Residential-mortgage	$109,001	103,998
Residential-construction	7,005	7,371
Commercial	86,293	87,216
Loans to individuals for household, family and other consumer expenditures	46,954	47,545
Commercial and industrial loans	21,756	22,794
All other loans	238	262

Total loans, gross	271,247	269,186

Less unearned income and fees	(109)	(119)

Loans, net of unearned income and fees	271,138	269,067

Less allowance for loan losses	(4,015)	(4,037)

Loans, net	$267,123	265,030

In the normal course of business, the Bank has made loans to executive officers and directors. At December 31, 2011, loans to executive officers and directors totaled $160 compared to $195 at December 31, 2010. During 2011, new loans made to executive officers and directors totaled $25 and repayments amounted to approximately $60. Loans to companies in which executive officers and directors have an interest amounted to $781 and $859 at December 31, 2011 and 2010, respectively. One director, which had outstanding personal loans and loans to companies in which the director has an interest, retired during 2010. All such loans were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with unrelated persons, and, in the opinion of management, do not involve more than normal risk of collectability or present other unfavorable features.

Activity in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009

Balances at beginning of year	$4,037	3,723	3,969
Provision for loan losses	2,227	1,878	1,530
Loans charged off	(2,487)	(1,765)	(2,057)
Loan recoveries	238	201	281

Balances at end of year	$4,015	4,037	3,723

The following table presents information on the Company's allowance for loan losses and recorded investment in loans:

Allowance for Loan Losses and Recorded Investment in Loans

For the Year Ended December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total

Allowance for Loan Losses:
Beginning balance	$258	$264	$424	$3,091	$4,037
Chargeoffs	109	461	506	1,412	2,488
Recoveries	37	4	172	26	239
Provision	262	1,682	304	(21)	2,227

Ending Balance	$448	$1,489	$394	$1,684	$4,015

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Ending balance: individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$448	$1,489	$394	$1,684	$4,015

Loans:
Total loans ending balance	$21,756	$86,293	$47,192	$116,006	$271,247

Ending balance: individually evaluated for impairment	78	288	46	4,296	4,708

Ending balance: collectively evaluated for impairment	$21,678	$86,005	$47,146	$111,710	$266,539

For the Year Ended December 31, 2010

	Commercial	Commercial Real Estate	Consumer	Residential	Total

Ending balance: individually evaluated for impairment	—	—	—	$29	$29

Ending balance: collectively evaluated for impairment	$258	$264	$424	$3,062	$4,008

Loans:
Total loans ending balance	$22,794	$87,216	$47,807	$111,369	$269,186

Ending balance: individually evaluated for impairment	13	924	52	6,084	7,073

Ending balance: collectively evaluated for impairment	$22,781	$86,292	$47,755	$105,285	$262,113

The following table represents an age analysis of the Company's past due loans:

Age Analysis of Past Due Loans

As of December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment> 90 Days and Accruing
Commercial	$188	$5	$77	$270	$21,486	$21,756	$—
Commercial real estate	66	24	288	378	85,915	86,293	—
Consumer	417	93	49	559	46,633	47,192	3
Residential	668	93	4,297	5,058	110,948	116,006	—

Total	$1,339	$215	$4,711	$6,265	$264,982	$271,247	$3

As of December 31, 2010

	30-59 Days Past Due	60-69 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment> 90 Days and Accruing
Commercial	$96	$51	$13	$160	$22,634	$22,794	$—
Commercial real estate	111	377	1,098	1,586	85,630	87,216	173
Consumer	394	144	90	628	47,179	47,807	38
Residential	1,795	744	6,642	9,181	102,188	111,369	559

Total	$2,396	$1,316	$7,843	$11,555	$257,631	$269,186	$770

Nonaccrual loans amounted to approximately $4,708 and $7,073 at December 31, 2011 and 2010, respectively. There were no commitments to lend additional funds to customers whose loans were on nonaccrual status at December 31, 2011.

At December 31, 2011, 2010 and 2009, the recorded investment in loans for which impairment has been identified totaled approximately $5,942, $7,073 and $2,619 respectively, with corresponding valuation allowances of approximately $0, $29 and $318, respectively. The average recorded investment in impaired loans receivable during 2011, 2010 and 2009 was approximately $5,506, $6,513 and $4,194, respectively. Interest income recognized on a cash basis on impaired loans during 2011, 2010 and 2009 was approximately $155, $307 and $354, respectively.

The following presents information on the Company's nonaccrual loans:

Loans in Nonaccrual Status

As of December 31, 2011 and 2010

	2011	2010
Commercial	$78	$13
Commercial real estate	288	924
Consumer	46	52
Residential	4,296	6,084

Total	$4,708	$7,073

The Company had four restructured loans totaling $3,766 at December 31, 2011 and had four restructured loans totaling $3,262 at December 31, 2010.

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories.

Rate Modification is a modification in which the interest rate is changed.

Term Modification is a modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest Only Modification is a modification in which the loan is converted to interest only payments for a period of time.

Payment Modification is a modification in which the dollar amount of the payment is changed, other than an interest only modification described above.

Combination Modification is any other type of modification, including the use of multiple categories above.

There were no available commitments for troubled debt restructurings outstanding as of December 31, 2011 or December 31, 2010.

The following tables present troubled debt restructurings as of December 31, 2011 and 2010:

	December 31, 2011
	Accrual Status	Non-Accrual Status	Total Modifications
Commercial	$—	$—	$—
Commercial real estate	677	—	677
Consumer	—	—	—
Residential	557	2,532	3,089

Total	$1,234	$2,532	$3,766

	December 31, 2010
	Accrual Status	Non-Accrual Status	Total Modifications
Commercial	$—	$—	$—
Commercial real estate	687	—	687
Consumer	39	—	39
Residential	558	1,978	2,536

Total	$1,284	$1,978	$3,262

The Company's policy is that loans placed on non-accrual will typically remain on non-accrual status until all principal and interest payments are brought current and the prospect for future payment in accordance with the loan agreement appears relatively certain. The Company's policy generally deems six months of payment performance as sufficient to warrant a return to accrual status.

The following tables present newly restructured loans that occurred during the years ended December 31, 2011 and 2010, respectively:

	Year ended December 31, 2011
	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Pre-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	—	—	—	—

Consumer	—	—	—	—	—	—	—	—	—	—	—	—

Residential	—	—	—	—	—	—	—	—	1	490	1	490

Total	—	$—	—	$—	—	$—	—	$—	1	$490	1	$490

	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Post-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	—	—	—	—

Consumer	—	—	—	—	—	—	—	—	—	—	—	—

Residential	—	—	—	—	—	—	—	—	1	555	1	555

Total	—	$—	—	$—	—	$—	—	$—	1	$555	1	$555

	Year ended December 31, 2010
	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Pre-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	1	780	1	780

Consumer	—	—	—	—	—	—	—	—	1	40	1	40

Residential	—	—	—	—	—	—	—	—	2	2,407	2	2,407

Total	—	$—	—	$—	—	$—	—	$—	4	$3,227	4	$3,227

	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Post-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	1	800	1	800

Consumer	—	—	—	—	—	—	—	—	1	40	1	40

Residential	—	—	—	—	—	—	—	—	2	2,682	2	2,682

Total	—	$—	—	$—	—	$—	—	$—	4	$3,522	4	$3,522

The following table represents financing receivables modified as troubled debt restructurings and with a payment default, with the payment default occurring (i) within 12 months of the restructure date (ii) during the year ended December 31, 2011 and 2010, respectively:

	Year ended
	December 31, 2011		December 31, 2010
	#		#
Commercial real estate		$—		$—
Consumer	1	44	—	—
Residential	—	—	—	—
Total	1	555	—	—

	2	$599	—	$—

The following table presents information on the Company's impaired loans and their related allowance for loan recording:

Impaired Loans

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$78	$78	—	$39	$1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	4,853	4,853	—	5,429	142
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	—	—	—	40	—

Total:
Commercial	78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	$4,853	$4,853	$—	$5,469	$142

For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$13	$13	—	$14	—
Commercial real estate	924	924	—	478	79
Consumer	52	52	—	109	1
Residential	6,004	6,004	—	5,832	227
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	80	80	29	80	—

Total:
Commercial	13	13	—	14	—
Commercial real estate	924	924	—	478	79
Consumer	52	52	—	109	1
Residential	$6,084	$6,084	$29	$5,912	$227

The Company utilizes a risk rating matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

Pass – These loans range have minimal and acceptable credit risk.

Special Mention – These loans have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan at some future date.

Substandard – These loans are inadequately protected by the net worth or paying capacity of the obligor or collateral pledged, if any. Loans classified as substandard must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. A substandard loan is characterized by the distinct probability that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – These loans have all of the weakness inherent in one classified as substandard with the added characteristic that the weaknesses make collection liquidation in full, on the basis of the currently existing facts, conditions and values, highly questionable and improbable.

The following table illustrates the Company's credit quality indicators:

Credit Quality Indicators

As of December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$17,752	$76,879	$47,058	$106,431	$248,120
Special Mention	3,636	5,754	—	1,549	10,939
Substandard	368	3,660	134	8,026	12,188
Doubtful	—	—	—	—	—

Total	$21,756	$86,293	$47,192	$116,006	$271,247

As of December 31, 2010

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$21,978	$74,230	$47,621	$97,666	$241,495
Special Mention	678	10,556	67	3,673	14,974
Substandard	138	2,430	119	9,647	12,334
Doubtful	—	—	—	383	383

Total	$22,794	$87,216	$47,807	$111,369	$269,186